UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2946

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5 /31

Date of reporting period:	8/31/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Money Market Fund, Inc. Statement of Investments August 31,2004 (Unaudited)
Tax Exempt Investments--101.1%	Principal

	Amount ($)		Value ($)
	-------------------------		--------------------------------
Alabama--.7%

Jefferson County, Sewer Revenue, Refunding, VRDN
1.32% (Insured; XL Capital Assurance and Liquidity
Facility; Regions Bank)	6,615,000	a	6,615,000

Arizona--3.2%

Arizona Health Facilities Authority, Health Care Facilities
Revenue, VRDN (The Terraces Project)
1.33% (LOC; Lloyds TSB Bank PLC)	7,510,000	a	7,510,000
Maricopa County Industrial Development Authority, MFHR
Refunding, VRDN (San Clemente Apartments Project)
1.39% (Insured; FNMA and Liquidity Facility; FNMA)	10,000,000	a	10,000,000
Phoenix Civic Improvement, Water and Sewer Systems Revenue
CP 1.10%, 11/10/2004 (LOC; Dexia Credit Locale)	8,000,000		8,000,000
Salt River Project Agricultural Improvement and Power District
Electric Systems Revenue, Refunding 5%, 1/1/2005	2,750,000		2,783,847

Arkansas--.6%

Pulaski County Public Facilities Board, MFHR, VRDN
(Chapelridge Project) 1.44% (LOC; Regions Bank)	5,650,000	a	5,650,000

California--2.0%

FHLMC Multifamily VRDN Certificates, Revenue, VRDN
1.47% (Liquidity Facility; FHLMC and LOC; FHLMC)	17,919,629	a	17,919,629

Colorado--4.7%

Colorado Educational and Cultural Facilities Authority
College and University Revenue, VRDN
(Fuller Project) 1.41% (LOC; Key Bank)	10,000,000	a	10,000,000
Colorado Housing and Finance Authority, Revenue
(Single Family Housing-Class I-IV) 1.18%, 11/1/2004	5,000,000		5,000,000
City and County of Denver, Airport Revenue, Refunding
VRDN 1.42% (Insured; MBIA and Liquidity Facility;
Bank One)	10,000,000	a	10,000,000
Mountain Village Housing Authority, Housing Facilities
Revenue, VRDN (Village Court Apartments Project)
1.47% (LOC; U.S. Bank NA)	7,585,000	a	7,585,000
Southern Ute Indian Tribe of the Southern Ute Indian
Reservation, Industrial Revenue, VRDN 1.45%
(Liquidity Facility; Bank One)	10,000,000	a	10,000,000

Delaware--1.2%

Delaware Economic Development Authority, MFHR, VRDN
(School House Project) 1.40% (LOC; HSBC Bank USA)	6,900,000	a	6,900,000
Sussex County, IDR, VRDN
(Pats Inc. Project) 1.57% (LOC; M&T Bank)	4,235,000	a	4,235,000

District of Columbia--6.4%

District of Columbia, Enterprise Zone Revenue, VRDN
(Trigen-Pepco Energy Services)
1.42% (LOC; M&T Bank)	12,400,000	a	12,400,000
Metropolitan Washington Airport Authority, Transportation
Revenue, CP:
1.20%, 9/9/2004 (Liquidity Facility; WestLB AG)	35,000,000		35,000,000
1.19%, 10/7/2004 (Liquidity Facility; WestLB AG)	10,000,000		10,000,000

Florida--4.6%

Broward County Housing Finance Authority, SFMR, VRDN
Merlots Program 1.45% (Liquidity Facility; Wachovia
Bank and LOC: FNMA and GNMA)	2,410,000	a	2,410,000
Jacksonville Electric Authority, Electric Revenue, CP:
1%, 9/8/2004 (Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	10,000,000		10,000,000
1.05%, 10/14/2004 (Liquidity Facility; Dexia
Credit Locale)	15,000,000		15,000,000
Kissimmee Utility Authority, Electric Revenue, CP
1.19%, 10/13/2004 (Liquidity Facility: Bank of Nova Scotia
and JPMorgan Chase Bank)	6,000,000		6,000,000
County of Palm Beach, Health Care Facilities Revenue, VRDN
(Morse Obligation Group) 1.35% (LOC; Key Bank)	7,940,000	a	7,940,000

Georgia--4.0%

Conyers Housing Authority, MFHR, VRDN
1.40% (LOC; Amsouth Bank)	4,000,000	a	4,000,000
De Kalb County Housing Authority, MFHR, VRDN
(Forest Columbia Apartments Project)
1.47% (LOC; First Tennessee Bank)	8,500,000	a	8,500,000
Gwinnett County Development Authority, IDR, VRDN
(Suzanna's Kitchen Inc. Project)
1.40% (LOC; Wachovia Bank)	6,400,000	a	6,400,000
Savannah Economic Development Authority
Industrial Revenue, VRDN (Home Depot Project) 1.41%	17,000,000	a	17,000,000

Hawaii--.8%

Hawaii Pacific Health, Special Purpose Revenue, VRDN
(Department of Budget and Finance) 1.43%
(Insured; Radian Bank and Liquidity Facility;
Bank of Nova Scotia)	7,000,000	a	7,000,000

Illinois-7.5%

City of Chicago, Sales Tax Revenue, VRDN
Merlots Program 1.40% (Insured; FGIC and
Liquidity Facility; Wachovia Bank)	10,000,000	a	10,000,000
Illinois Educational Facilities Authority
College and University Revenue
VRDN (St. Xavier University Project)
1.34% (LOC; ABN-AMRO)	8,600,000	a	8,600,000
Illinois Health Facilities Authority
Health Care Facilities Revenues:
(Evanston Health Corp.):
1.35%, 10/21/2004	5,000,000		5,000,000
1.20%, 11/15/2004	15,000,000		15,000,000
1.60%, 3/31/2005	9,000,000		9,000,000
VRDN (Helping Hand Rehabilitation Center)
1.34% (LOC; Fifth Third Bank)	2,880,000	a	2,880,000
Lake County, MFHR, VRDN
(Grand Oaks Apartments Project)
1.38% (Insured; FNMA and Liquidity Facility; FNMA)	9,000,000	a	9,000,000
Roaring Fork Municipal Products, Housing Revenue, VRDN
1.47% (Liquidity Facility; The Bank of New York and
LOC: FHLMC, FNMA and GNMA)	4,265,000	a	4,265,000
University of Illinois, University Revenue, VRDN
Merlots Program 1.40% (Insured; MBIA and Liquidity
Facility; Wachovia Bank)	3,500,000	a	3,500,000

Indiana--2.9%

Indiana Health Facility Financing Authority
Health Care Facilities Revenue, VRDN
(Clark Memorial Hospital Project) 1.50% (LOC; Bank One)	9,310,000	a	9,310,000
Indiana Housing Finance Authority, SFMR
1.25%, 1/6/2005	7,765,000		7,765,000
Indianapolis Local Public Improvement Bond Bank
Revenue 2%, 1/6/2005	6,050,000		6,064,006
City of Shelbyville, EDR, VRDN
(K-T Corp. Project)
1.46% (LOC; PNC Bank)	2,655,000	a	2,655,000

Iowa--.9%

Iowa Finance Authority, SFMR 1.37%, 2/3/2005
(Liquidity Facility; DEPFA Bank PLC)	8,500,000		8,500,000

Kansas--.6%

Kansas Development Finance Authority, MFHR, Refunding
VRDN (Chesapeake Apartments Project)
1.34% (LOC; FHLB)	5,500,000	a	5,500,000

Kentucky--3.7%

Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC) 1.37% (LOC; Deutsche Bank)	27,000,000	a	27,000,000
City of Somerset, Industrial Building Revenue, VRDN
(Wonderfuel LLC Project)
1.47% (LOC; Bank of America)	6,320,000	a	6,320,000

Louisiana--.5%

Ouachita Parish Industrial Development Board
IDR, VRDN (Garret Manufacturing LLC Project)
1.52% (LOC; Regions Bank)	4,495,000	a	4,495,000

Maryland--1.4%

County of Baltimore, Revenue, Refunding, VRDN
(Shade Tree Trace) 1.35% (LOC; M&T Bank)	5,920,000	a	5,920,000
Maryland Community Development Administration
Department of Housing and Community Development
Revenue, Residential Program 1.25%, 12/21/2004	4,395,000		4,395,000
Maryland Economic Development Corporation, Revenue
VRDN (Todd/Allan Printing Facility)
1.57% (LOC; M&T Bank)	1,795,000	a	1,795,000

Massachusetts--2.0%

Town of Edgartown, GO Notes, BAN 2%, 1/19/2005	10,318,078		10,347,302
Town of Woburn, GO Notes, BAN 1.50%, 9/14/2004	7,890,000		7,890,906

Michigan--1.2%

Birmingham Economic Development Corporation, LOR
VRDN (Brown St. Association Project)
1.50% (LOC; ABN-AMRO)	1,700,000	a	1,700,000
Detroit Downtown Development Authority, LR, Refunding
VRDN (Millender Center Project)
1.40% (LOC; HSBC Bank USA)	7,000,000	a	7,000,000
Lake St. Clair Shores Drain District, GO Notes, VRDN
1.35% (Liquidity Facility; Comerica Bank)	1,990,000	a	1,990,000

Minnesota--.4%

Minnesota Housing Finance Agency
Revenue, Residential Housing Finance Program 1.25%, 5/18/2005	3,745,000		3,745,000

Mississippi--1.9%

Mississippi Business Finance Corporation, College and
University Revenue, VRDN (Belhaven College Project)
1.50% (LOC; First Tennessee Bank)	9,180,000	a	9,180,000
University Educational Building Corporation
College and University Revenue
VRDN (Campus Improvements Project)
1.37% (Insured; MBIA and Liquidity Facility;
Amsouth Bank)	7,820,000	a	7,820,000

Nebraska--3.0%

Nebhelp Incorporated, College and University Revenue, VRDN
Multiple Mode Student Loan
1.35% (Insured; MBIA and Liquidity Facility;
Lloyds TSB Bank PLC)	26,480,000	a	26,480,000

New Hampshire--3.7%

New Hampshire Business Finance Authority, IDR, VRDN
(Keeney Manufacturing Co. Project)
1.40% (LOC; Bank of America )	5,100,000	a	5,100,000
New Hampshire Health and Education Facilities Authority
Health Care Facilities Revenue, VRDN:
(Catholic Medical Center) 1.34% (LOC; Citizens Bank of
Massachusetts)	9,815,000	a	9,815,000
(Huntington At Nashua) 1.37% (LOC; Comerica Bank)	10,000,000	a	10,000,000
(South New Hampshire Medical Center) 1.42%
(Insured; Radian Bank and LOC; Bank of America)	8,000,000	a	8,000,000

New York--2.8%

New York City Municipal Water Finance Authority
Water and Sewer Revenue, CP:
1.18%, 10/28/2004 (Liquidity Facility: Dexia Credit Locale
and JPMorgan Chase Bank)	10,000,000		10,000,000	Bank)
1.18%, 11/4/2004 (Liquidity Facility: Bayerische Landesbank
and WestLB AG)	10,000,000		10,000,000
New York State Thruway Authority
Highway Tolls Revenue 2%, 4/1/2005	5,000,000		5,013,607

Ohio--1.9%

Lake County, Hospital Facilities Revenue, VRDN
(Lake Hospital Systems Inc.)
1.40% (Insured; Radian Bank and Liquidity
Facility; Bank of America)	12,000,000	a	12,000,000
Lorain County, Independent Living Facilities Revenue
VRDN (Elyria United Methodist Project)
1.35% (LOC; Bank One)	4,625,000	a	4,625,000

Oregon--1.5%

Oregon State Department of Transportation
Highway Tolls Revenue 2%, 11/15/2004	8,040,000		8,051,462
Oregon Facilities Authority, MFHR, VRDN
(Vintage at Bend Apartments) 1.39% (Insured; FNMA
Liquidity Facility; FNMA)	5,500,000	a	5,500,000

Pennsylvania--16.1%

Dauphin County General Authority, Revenue
VRDN 1.35% (Insured; FSA and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	17,000,000	a	17,000,000
Emmaus General Authority, Revenue, VRDN:
1.37% (GIC; Goldman Sachs and Co.)	5,000,000	a	5,000,000
1.37% (LOC; DEPFA Bank PLC)	4,300,000	a	4,300,000
Franklin County Industrial Development Authority
Industrial Revenue, VRDN (Menno Haven Project) 1.37%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	15,670,000	a	15,670,000
Lancaster County Hospital Authority, Senior Living Facilities
Revenue, VRDN:
(Luthercare Project) 1.42% (LOC; M&T Bank)	17,565,000	a	17,565,000
(QuarryVille Presbyterian) 1.35% (LOC; M&T Bank)	7,485,000	a	7,485,000
(Willow Valley Retirement Project) 1.42%
(Insured; Radian Bank and Liquidity Facility; Bank
of America)	10,000,000	a	10,000,000
Montgomery County Higher Education and Health
Authority, Revenue, VRDN
(Pennsylvania Higher Education and Health):
1.38% (LOC; M&T Bank)	8,775,000	a	8,775,000
1.42% (LOC; M&T Bank)	12,010,000	a	12,010,000
State of Pennsylvania, GO Notes, VRDN, Merlots Program
1.40% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	3,370,000	a	3,370,000
Pennsylvania Higher Education Assistance Agency, Student Loan
Revenue, VRDN 1.33% (Insured; AMBAC and Liquidity Facility;
Credit Suisse)	30,000,000	a	30,000,000
Philadelphia Authority for Industrial Development
Industrial Revenue, VRDN
(30th Street Station Project) 1.15%
(Insured; MBIA and Liquidity Facility; The
Bank of New York)	8,600,000	a	8,600,000
Susquehanna County Industrial Development Authority
Industrial Revenue, VRDN (Pennfield Corporation Project)
1.52% (LOC; Fulton Bank)	4,925,000	a	4,925,000

Tennessee--2.5%

Blount County Public Building Authority, Revenue, VRDN
(Local Government Public Improvement) 1.34%
(Insured; AMBAC and Liquidity Facility; Regions Bank)	2,280,000	a	2,280,000
Metropolitan Government of Nashville and Davidson County
Industrial Development Board, Revenue, VRDN
(Nashville Symphony Hall Project) 1.33%
(LOC; Bank of America)	20,000,000	a	20,000,000

Texas--12.5%

City of Austin, Water and Wastewater Systems Revenue
VRDN, Merlots Program 1.40% (Insured; FSA and
Liquidity Facility; Wachovia Bank)	6,415,000	a	6,415,000
Dallas-Fort Worth International Airport Facilities
Improvement Corporation, Airport Revenue, VRDN, Merlots
Program 1.45%, (Insured; FSA and Liquidity Facility;
Wachovia Bank)	3,535,000	a	3,535,000
Greater Texas Student Loan Corporation
Student Loan Revenue, VRDN 1.36%
(LOC; State Street Bank and Trust Co.)	10,000,000	a	10,000,000
Harris County Industrial Development Corporation
SWDR, VRDN (Deer Park Refining) 1.47%	12,000,000	a	12,000,000
Port of Port Arthur Navigation District, Environmental
Facilities Revenue, Refunding, VRDN
(Motiva Enterprises Project) 1.45%	5,000,000	a	5,000,000
Revenue Bond Certificate Series Trust, Revenue, VRDN:
(Dewitt) 1.50% (GIC; AIG Funding Inc.)	8,325,000	a	8,325,000
(Heather Lane Apartments) 1.50% (GIC; AIG Funding Inc.)	10,600,000	a	10,600,000
(Landings) 1.50% (GIC; AIG Funding Inc.)	8,485,000	a	8,485,000
City of San Antonio, Water Revenue, VRDN
Merlots Program 1.40% (Liquidity Facility; Wachovia Bank)	6,000,000	a	6,000,000
State of Texas, Revenue, TRAN 3%, 8/31/2005	10,000,000		10,138,320
Texas Department of Housing and Commerce, SFHR
CP 1.24%, 10/29/2004 (LOC; Bayerische Landesbank)	11,552,000		11,552,000
University of Texas System Board Regents, Education Revenue, CP:
.975%, 9/1/2004	10,000,000		10,000,000
1.16%, 10/5/2004	10,000,000		10,000,000

Utah--1.1%

County of Weber, Revenue, TRAN 2.50%, 12/30/2004	9,500,000		9,532,468

Washington--1.8%

Pierce County Economic Development Corporation
Industrial Revenue, VRDN (Seatac Packaging Project)
1.45% (LOC; HSBC Bank USA)	5,300,000	a	5,300,000
State of Washington, GO Notes, VRDN, Merlots Program
1.40% (Insured; MBIA and Liquidity Facility; Wachovia Bank)	3,970,000	a	3,970,000
Washington Housing Finance Commission, MFHR, VRDN
(Holly Village Senior Living) 1.39% (Insured; FNMA and
Liquidity Facility; FNMA)	6,600,000	a	6,600,000

Wyoming--3.0%

County of Campbell, IDR
(Two Elk Power Generation Station Project)
1.40%, 12/2/2004 (GIC; Bayerische
Landesbank)	27,200,000		27,200,000

Total Investments (cost $906,706, 547)	101.1%		906,703,547

Liabilities, Less Cash and Receivables	(1.1%)		(10,081,694)

Net Assets	100.0%		896,621,853

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR	Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	LOR	Limited Obligation Revenue
EDR	Economic Development Revenue	LR	Lease Revenue
FGIC	Financial Guaranteed Insurance Company	MBIA	Municipal Bond Investors Assurance
FHLB	Federal Home Loan Bank		Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation	MFHR	Multi-Family Housing Revenue
FNMA	Federal National Mortgage Association	SFHR	Single Family Housing Revenue
FSA	Financial Security Assurance	SFMR	Single Family Mortgage Revenue
GIC	Guaranteed Investment Contract	SWDR	Solid Waste Disposal Revenue
GNMA	Government National Mortgage Association	TRAN	Tax and Revenue Anticipation Notes
GO	General Obligation	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch or	Moody's	or	Standard & Poor's	Value (%)
-----------------	-----------------------		-------------------------	---------------------
F1+, F1	VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	85.1
AAA, AA, A b	Aaa, Aaa, A b		AAA, AA, A b	9.2
Not Rated c	Not Rated c		Not Rated c	5.7
				100.0

Notes to Statement of Investments:
a Securities payable on demand. Variable interest rate-subject to periodic change.
b Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the
Manager to be of comparable quality to those rated securities in which the Fund may invest.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 14, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)